Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions							1 Months Ended	12 Months Ended
	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 shares	Dec. 19, 2017 $ / shares shares	Feb. 08, 2017 shares	Oct. 22, 2015 shares	May 07, 2013 shares	Mar. 31, 2018 shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Jun. 30, 2019 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Jul. 31, 2017 $ / shares	Jun. 30, 2017 $ / shares	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs								$ 2,000,000	$ 0	$ 17,000,000	$ 22,000,000
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible						1
Option expire period						six years
Compensation costs | $								$ 0		$ 0	$ 4,000,000
Exercise Price | $ / shares								$ 66.20		$ 66.20				$ 66.20	$ 70.70	$ 70.70	$ 76.10
Number of Options Outstanding								0		5,318,000	5,926,000							6,587,000
Exercisable price | $ / shares								$ 0		$ 66.20	$ 70.70
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in May and November 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $											$ 9,000,000
Number of treasury stock transfer to its specific employees											3,342,000
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in April Member 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $										$ 15,600,000
Number of treasury stock transfer to its specific employees										6,658,000
Senao International Co., Ltd. (SENAO) [Member] | 2 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						two years
Vesting percentage						50.00%
Senao International Co., Ltd. (SENAO) [Member] | 3 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						three years
Vesting percentage						25.00%
Senao International Co., Ltd. (SENAO) [Member] | 4 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						four years
Vesting percentage						25.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible		1,000	1,000		1,000
Compensation costs | $										$ 0
Shares issued							7,842,000
Reserve for employee subscription							1,176,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs | $								$ 300,000		$ 1,000,000	$ 3,000,000
Exercise Price | $ / shares								$ 34.40		$ 34.40
Number of Options Outstanding								314.25		882.75	1,936.00							1,948.00
Exercisable price | $ / shares								$ 34.40		$ 34.40	$ 34.40
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs | $								$ 600,000		$ 600,000	$ 100,000
Exercise Price | $ / shares			$ 147.00					$ 135.60		$ 140.60		$ 135.60	$ 140.60	$ 144.10	$ 144.10
Number of Options Outstanding								897.00		925.00	950.00							0
Exercisable price | $ / shares								$ 135.60		$ 0	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs | $								$ 600,000		$ 100,000
Exercise Price | $ / shares								$ 141.70		$ 147.00		$ 141.70
Number of Options Outstanding								46.00		50.00	0
Exercisable price | $ / shares								$ 0		$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible	1,000
Option expire period	five years
Vesting period	one year
Compensation costs | $								$ 200,000
Exercise Price | $ / shares								$ 19.085
Number of Options Outstanding								4,500
Shares issued	4,500,000
Exercisable price | (per share)	$ 19.085							$ 0
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $											$ 6,000,000
Shares issued				2,000,000
Reserve for employee subscription				300,000